New Accounting Pronouncements	6 Months Ended
Jun. 30, 2013
New Accounting Pronouncements Disclosure [Abstract]
New Accounting Pronouncements Disclosure

12.       New Accounting Pronouncements - MGE Energy and MGE.

a.       Presentation of Comprehensive Income.

       In February 2013, the FASB issued authoritative guidance within the Codification's Comprehensive Income topic that provides guidance on the reporting of amounts reclassified out of accumulated other comprehensive income. Reclassification adjustments will be presented either on the financial statement where income is presented or as a separate disclosure in the notes to the financial statements. This authoritative guidance became effective January 1, 2013. The authoritative guidance had no effect on our financial statement presentation or notes to the financial statements.

b.       Disclosures about Offsetting Assets and Liabilities.

       In December 2011, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on disclosures about offsetting assets and liabilities. The new disclosure requirements mandate that entities disclose both gross and net information for instruments and transactions eligible for offset in the balance sheet as well as instruments and transactions subject to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connections with a master netting arrangement. On January 31, 2013, the FASB issued additional authoritative guidance which clarified the scope of disclosures about offsetting assets and liabilities. The revised guidance limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This authoritative guidance became effective January 1, 2013. The authoritative guidance did not have a financial impact, but required additional disclosures. See Footnote 9 for additional information.

c.       Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.

In February 2013, the FASB issued authoritative guidance within the Codification's Balance Sheet topic that provides guidance on the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial or disclosure impact.

d.        Presentation of an Unrecognized Tax Benefit.

In July 2013, the FASB issued authoritative guidance within the Codification's Income Statement topic that provides guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exist. The authoritative guidance was issued to eliminate diversity in practice by providing guidance on the presentation of unrecognized tax benefits. This authoritative guidance will become effective January 1, 2014. The authoritative guidance will not have a financial statement or disclosure impact, unless MGE Energy or its subsidiaries are in a net operating loss position.